Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
CURRENT ASSETS:
Cash	$ 2,177,691	$ 4,819,639
Accounts receivable, net	148,571,553	107,305,580
Merchandise inventories, net	5,340,678	4,370,803
Compensation receivable for consumption tax, current, net	7,289,882	7,178,775
Prepaid expenses and other current assets, net	12,020,659	13,542,183
TOTAL CURRENT ASSETS	175,431,400	137,218,305
Property and equipment, net	10,392,844	10,763,020
Operating lease right-of-use assets	7,222,465	6,031,284
Life insurance policy, cash surrender value	516,104
Compensation receivable for consumption tax, non-current, net	2,071,410	2,039,840
Long-term prepaid expenses and other non-current assets, net	1,642,982	1,777,736
TOTAL ASSETS	197,277,205	157,830,185
CURRENT LIABILITIES:
Short-term borrowings	58,582,850	57,903,207
Current portion of long-term borrowings	5,569,153	706,531
Accounts payable	58,460,599	25,057,104
Deferred revenue	7,551,974	8,027,153
Taxes payable	1,462,736	349,671
Operating lease liabilities, current	2,244,561	2,068,399
Finance lease liabilities, current	119,701	138,180
Warrants liabilities	3,042,829	2,502,718
Dividends payable	540,637
Other payables and other current liabilities	1,950,588	1,998,713
TOTAL CURRENT LIABILITIES	141,156,563	101,457,942
Operating lease liabilities, non-current	5,050,752	4,003,366
Finance lease liabilities, non-current	62,769	119,068
Long-term borrowings	6,476,142	6,501,772
Other non-current liabilities	1,353,557	1,470,135
Deferred tax liabilities, net	904,213	1,263,872
TOTAL LIABILITIES	155,003,996	114,816,155
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value,100,000,000 shares authorized; 42,327,806 shares and 42,220,206 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	81,150	81,150
Capital reserve	26,946,116	26,946,116
Retained earnings	26,301,112	27,695,268
Accumulated other comprehensive loss	(11,062,727)	(11,708,504)
TOTAL SHAREHOLDERS’ EQUITY	42,265,651	43,014,030
Non-controlling interest	7,558
TOTAL EQUITY	42,273,209	43,014,030
TOTAL LIABILITIES AND EQUITY	197,277,205	157,830,185
Related Party
CURRENT ASSETS:
Accounts receivable - related parties, net		117
Due from related parties	1,553	1,208
Advance to suppliers - a related party	29,384
CURRENT LIABILITIES:
Accounts payable - a related party	100,628	2,678,588
Due to related parties	$ 1,530,307	$ 27,678